Organization, Business Operations and Liquidity	12 Months Ended
Dec. 31, 2021
Organization, Business Operations and Liquidity
1.	Organization and Nature of Business

Authentic Brands LLC (individually, “Authentic Brands”, collectively with its subsidiaries, the “Company”), through its wholly owned subsidiaries, purchases, roasts, and sells high quality coffee, coffee accessories, and branded apparel through its online channels and business networks. In addition, the Company develops and promotes online content for the purpose of growing its brands.

CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operations and Liquidity

Note 1 — Organization, Business Operations and Liquidity

SilverBox Engaged Merger Corp I (the “Company” or “SilverBox”) is a newly organized blank check company incorporated as a Delaware corporation on December 3, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from December 3, 2020 (inception) through December 31, 2021 relates to the Company’s formation the initial public offering (“IPO”) search for a target and closing of the business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains and losses on the change in fair value of it warrants.

The Company’s sponsor is SilverBox Engaged Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on February 25, 2021 (the “Effective Date”). On March 2, 2021, the Company consummated the IPO of 34,500,000 units (the “Units”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 4,500,000 Units, at $10.00 per Unit, generating gross proceeds of $345,000,000, which is discussed in Note 2.

The Company has entered into a Forward Purchase Agreement, with Engaged Capital, LLC (“Engaged Capital”), pursuant to which Engaged Capital has agreed to purchase from the Company, in a private placement for an aggregate amount of $100,000,000 to occur simultaneously with the consummation of an Initial Business Combination, 10,000,000 Forward Purchase Shares at $10.00 per share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 6,266,667 warrants (the “Private Warrants”), at a price of $1.50 per Private Warrant, generating gross proceeds of $9,400,000, which is discussed in Note 3. Each warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share.

Offering costs of the IPO amounted to $19,474,651 consisting of $6,900,000 of underwriting discount, $12,075,000 of deferred underwriting discount, and $499,651 of other offering costs. Of the offering costs, $820,691 is included in offering costs on the statement of operations and $18,653,960 is included in temporary equity.

Management has agreed that an amount equal to at least $10.00 per Unit sold in the IPO, including the proceeds of the Private Placement Warrants, will be held in a Trust Account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company as described below, the funds held in the Trust Account will not be released from the Trust Account until the earliest of (i) the completion of an initial Business Combination, (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to provide for the redemption of the public shares in connection with an initial Business Combination or to redeem 100% of the Company’s public shares if the Company do not complete its initial Business Combination within the Completion Period (as defined below) or (ii) with respect to any other material provisions relating to the rights of holders of the Company’s Class A Common Stock prior to the initial Business Combination or pre-initial Business Combination business activity; (iii) the redemption of the Company’s public shares if it is unable to complete its initial Business Combination within the completion window, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business

Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

In connection with the closing of the IPO, the Company has entered into a forward purchase agreement (“FPA”) with Engaged Capital, LLC (the “Purchaser” or “Engaged Capital”). Engaged Capital (and/or its affiliates), a member of the Company’s sponsor, has agreed to commit to purchase, in a private placement for gross proceeds of $100,000,000 to occur concurrently with the consummation of the initial business combination, 10,000,000 forward purchase Class A common shares at $10.00 per share. The FPA shares shall have the same terms as a public share, but they do not have any rights of redemption, rights to conversion into cash, or rights to any liquidating distributions from any funds held in the trust account established by the Company for the benefit of the Company’s public stockholders upon the closing of the IPO.

The Company will have only 24 months from the closing of the IPO to complete the initial Business Combination, which may be extended by an additional three months to 27 months if the Company enters into a letter of intent within 24 months from the closing of the IPO (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (net of permitted withdrawals and up to $100,000 to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares and public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the Completion Period), and (iv) vote their Founder Shares and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the

Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Business Combination

As previously disclosed in the Initial Current Report, on November 2, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Authentic Brands, LLC, a Delaware limited liability company (“Authentic Brands”) and the indirect parent of Black Rifle Coffee Company LLC, a Delaware limited liability company (“BRCC”), Grand Opal Investment Holdings, Inc., a Delaware corporation (“Blocker”), BRC Inc., a Delaware corporation and wholly owned direct subsidiary of SilverBox (“PubCo”), SBEA Merger Sub LLC, a Delaware limited liability company and a wholly owned direct subsidiary of PubCo (“Merger Sub 1”), and BRCC Blocker Merger Sub LLC, a Delaware limited liability company and a wholly owned direct subsidiary of SilverBox (“Merger Sub 2”).

On February 9, 2022, the Company effected the closing of the Business Combination.

Pursuant to the Business Combination, among other things:

(1)	the Company will merge with and into Merger Sub 1, with Merger Sub 1 surviving the merger as a direct wholly owned subsidiary of PubCo (the “SilverBox Merger”), and (x) each share of Class A Common Stock and Class C common stock, par value $0.0001 per share (“Class C Common Stock”), outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive one share of PubCo’s Class A common stock, par value $0.0001 per share (“PubCo Class A Common Stock”), (y) each share of Class B Common Stock outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive a combination of shares of PubCo Class A Common Stock and PubCo’s Class C common stock, par value $0.0001 per share (“PubCo Class C Common Stock”), which PubCo Class C Common Stock will have no voting rights and will be restricted and convertible automatically into shares of PubCo Class A Common Stock upon the occurrence of certain events, and (z) each warrant of the Company outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive one warrant of PubCo, with PubCo assuming the Company’s obligations under the existing warrant agreement;
(2)	immediately following the SilverBox Merger, Merger Sub 2 will merge with and into Blocker, with Blocker surviving the merger as a direct wholly owned subsidiary of Merger Sub 1 and an indirect wholly owned subsidiary of PubCo (the “Blocker Merger”), and each share of common stock of Blocker outstanding immediately prior to the effectiveness of the Blocker Merger being converted into the right to receive a combination of shares of PubCo Class A Common Stock, shares of PubCo Class C Common Stock, and cash; and
(3)	PubCo will issue to certain existing members of Authentic Brands (the “Continuing Unitholders”) shares of PubCo’s Class B common stock, par value $0.0001 per share (“PubCo Class B Common Stock”), which will have no economic rights but will entitle the holders thereof to vote on all matters on which stockholders of PubCo are entitled to vote generally, equal to the number of Company Common Units held by such members in Authentic Brands.

As a result of the Business Combination, among other things:

(1)	PubCo will hold limited liability company interests in Authentic Brands (LLC Units) and will be the managing member of Authentic Brands; and
(2)	the Continuing Unitholders will hold (i) non-voting LLC Units (LLC Common Units) that are exchangeable on a one-for-one basis for shares of PubCo Class A Common Stock or cash (subject to surrendering a corresponding number of shares of PubCo Class B Common Stock for cancellation), (ii) restricted LLC Units that will be subject to vesting, forfeiture and certain other conditions as specified in the limited liability company agreement of Authentic Brands, and (iii) a number of shares of PubCo Class B Common Stock corresponding to the number of Company Common Units held.

Concurrently with the execution of the Business Combination Agreement, SilverBox entered into subscription and backstop agreements with various accredited investors, including certain members of the Sponsor and certain limited partners and co-investors of Engaged Capital, which is a member of the Sponsor, pursuant to which such investors agreed to purchase (i) an aggregate of

10,000,000 shares of Class C Common Stock (which will be issued and purchased prior to the effective time of the SilverBox Merger and will then be converted into the right to receive shares of PubCo Class A Common Stock pursuant to the SilverBox Merger) for an aggregate purchase price of $100,000,000 (the “PIPE”), and (ii) up to an additional 10,000,000 shares of Class C Common Stock in the aggregate to the extent redemptions of Class A Common Stock exceed $100,000,000 (the “Backstop”). In addition, investment funds and accounts managed by Engaged Capital agreed to purchase an aggregate of 10,000,000 shares of Class C Common Stock for an aggregate purchase price of $100,000,000 pursuant to an amended and restated forward purchase agreement (the “FPA”).

In conjunction with the Proposed Business Combination, on October 28, 2021 through November 1, 2021 the Company entered into agreements with multiple investment banking firms to provide capital markets advisory services pursuant to which $3.85 million total fees were paid upon the completion of the Business Combination.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Liquidity and Capital Resources

As of December 31, 2021, the Company had approximately $0.4 million in its operating bank account, and working capital deficit of approximately $2.0 million, not including taxes payable which will be paid from the Trust.

The Company’s liquidity needs up to December 31, 2021 had been satisfied through a capital contribution from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note from the Sponsor for $175,000 (see Note 5). The promissory note from the Sponsor was paid in full as of March 2, 2021. In addition, in order to finance offering costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). To date, there were no amounts outstanding under any Working Capital Loans.

Based on the foregoing, management believes that the cash on hand and the funds which the Company has available following the completion of the Business Combination was sufficient to meet the Company’s needs through the consummation of the Business Combination.